Financial instruments - Summary of Interest Bearing Loans And Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about borrowings [line items]
Total current borrowings and current portion of non-current borrowings	$ 3,713,718	$ 12,489
Non-current portion of non-current borrowings	$ 1,022,866	34,871
Bank Loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%
Borrowings, maturity	Within one year
Total current borrowings and current portion of non-current borrowings	$ 14,527	12,489
Promissory Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	Within one year
Total current borrowings and current portion of non-current borrowings	$ 3,699,191
Promissory Notes | Bottom of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%
Promissory Notes | Top of Range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.00%
Bank Loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%
Borrowings, maturity	2026
Non-current portion of non-current borrowings	$ 22,866	$ 34,871
Promissory Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.00%
Borrowings, maturity	2025
Non-current portion of non-current borrowings	$ 1,000,000